Schedule of Investments
(unaudited)
May 31, 2026
iShares
®
0-1 Year Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.88% , 06/30/26 ................... USD 100,048 $ 99,820,272
1.88% , 06/30/26 - 02/28/27 ............ 397,927 394,168,755
4.63% , 06/30/26 ................... 500,427 500,765,199
0.63% , 07/31/26 ................... 250,585 249,309,433
4.38% , 07/31/26 ................... 287,925 288,228,271
0.75% , 08/31/26 ................... 75,176 74,622,752
3.50% , 09/30/26 ................... 361,329 361,001,645
4.13% , 10/31/26 - 01/31/27 ............ 301,349 301,872,730
1.50% , 01/31/27 ................... 254,706 250,857,655
2.38% , 05/15/27 ................... 199,237 196,389,894
4.50% , 05/15/27 ................... 198,739 199,811,478
Total Long-Term Investments — 14 .1%
(Cost: $ 2,917,358,539 ) ............................ 2,916,848,084
Shares
Shares
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.58%
(a) (b) (c)
................. 742,935,007 742,935,007
Total Money Market Funds — 3 .6%
(Cost: $ 742,935,007 ) .............................. 742,935,007
Par (000)
Pa r (000)
U.S. Treasury Obligations — 89.2%
U.S. Treasury Bills
(d)
3.64% , 06/02/26
(e)
.................. 876,966 876,879,128
3.70% , 06/04/26 ................... 251,181 251,104,398
3.65% , 06/09/26 ................... 52,253 52,210,678
3.95% , 06/11/26 ................... 241,132 240,889,595
3.65% , 06/16/26 ................... 774,251 773,077,987
3.57% , 06/18/26 ................... 51,720 51,631,182
3.65% , 06/23/26 ................... 86,426 86,234,067
3.61% , 06/25/26 ................... 102,021 101,773,744
3.65% , 06/30/26 ................... 387,956 386,822,323
3.60% , 07/02/26 ................... 250,369 249,589,821
3.65% , 07/07/26 ................... 51,848 51,659,800
3.60% , 07/09/26 ................... 669,318 666,755,161
3.66% , 07/14/26 ................... 850,369 846,695,852
3.57% , 07/16/26 ................... 655,910 652,946,107
3.67% , 07/21/26 ................... 444,739 442,502,708
3.65% , 07/23/26 ................... 481,842 479,311,491
2.48% , 07/28/26 ................... 918,092 912,811,303
3.60% , 07/30/26 ................... 52,674 52,360,629
3.67% , 08/04/26 ................... 49,593 49,272,943
3.85% , 08/06/26 ................... 341,722 339,454,545
3.66% , 08/11/26 ................... 575,847 571,768,297
3.58% , 08/13/26 ................... 173,183 171,922,475
3.68% , 08/18/26 ................... 735,878 730,151,905
3.58% , 08/20/26 ................... 51,915 51,500,650
3.67% , 08/25/26 ................... 1,029,955 1,021,263,127
3.60% , 08/27/26 ................... 51,824 51,373,241
3.68% , 09/01/26 ................... 472,167 467,820,448
3.65% , 09/03/26 ................... 396,190 392,479,043
3.66% , 09/08/26 ................... 649,757 643,316,168
3.61% , 09/10/26
(e)
.................. 354,914 351,336,339
3.67% , 09/15/26 ................... 153,647 152,008,558
3.65% , 09/17/26 ................... 50,576 50,027,147
3.65% , 09/22/26 ................... 49,600 49,035,621
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.71% , 09/24/26 ................... USD 628,902 $ 621,631,854
0.00% , 09/29/26 ................... 700,000 691,591,908
3.67% , 10/01/26 ................... 551,294 544,528,522
3.69% , 10/08/26 ................... 49,809 49,164,579
3.69% , 10/15/26 ................... 50,431 49,740,114
3.67% , 10/22/26 ................... 50,927 50,188,971
3.62% , 10/29/26 ................... 941,072 926,747,314
3.69% , 11/05/26 ................... 68,227 67,139,832
3.70% , 11/12/26 ................... 693,266 681,798,313
3.70% , 11/19/26 ................... 447,180 439,465,761
3.62% , 11/27/26 ................... 571,731 561,412,024
3.51% , 12/24/26
(e)
.................. 515,923 505,324,018
3.60% , 01/21/27 ................... 6,246 6,100,095
3.52% , 02/18/27
(e)
.................. 62,530 60,904,239
3.63% , 03/18/27 ................... 208,257 202,241,605
3.71% , 04/15/27 ................... 611,839 592,232,702
3.80% , 05/13/27
(e)
.................. 97,888 94,470,113
Total U.S. Treasury Obligations — 89 .2%
(Cost: $ 18,415,346,857 ) ............................ 18,412,668,445
Total Short-Term Securities — 92.8%
(Cost: $ 19,158,281,864 ) ............................ 19,155,603,452
Total Investments — 106 .9%
(Cost: $ 22,075,640,403 ) ............................ 22,072,451,536
Liabilities in Excess of Other Assets — (6.9) % ............. (1,422,293,751)
Net Assets — 100.0% ...............................
$ 20,650,157,785
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
0-1 Year Treasury Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
Shares
Held at
05/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 652,331,204 $ 90,603,803
(a)
$ — $ — $ — $ 742,935,007 742,935,007 $ 1,337,699
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,916,848,084 $ — $ 2,916,848,084
Short-Term Securities
Money Market Funds ...................................... 742,935,007 — — 742,935,007
U.S. Treasury Obligations ................................... — 18,412,668,445 — 18,412,668,445
$ 742,935,007 $ 21,329,516,529 $ — $ 22,072,451,536
Currency Abbreviation
USD United States Dollar